Segment Information (Tables)	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Schedule Of Segment Reporting Information
Year Ended December 31, 2010

					Operating
					Segments	Reconciling	Consolidated
	Deepwater	Midwater	Jackup	Other	Total	Items	Total

Revenues	$ 475.2	$ --	$1,221.6	$ --	$1,696.8	$ --	$1,696.8
Operating expenses Contract drilling (exclusive of depreciation)	176.1	--	578.2	13.8	768.1	--	768.1
Depreciation	44.8	--	167.8	2.4	215.0	1.3	216.3
General and administrative	--	--	--	--	--	86.1	86.1
Operating income (loss)	$ 254.3	$ --	$ 475.6	$(16.2)	$ 713.7	$(87.4)	$ 626.3
Property and equipment, net	$2,866.4	$ --	$2,165.2	$ 14.4	$5,046.0	$ 3.9	$5,049.9
Capital expenditures	632.5	--	238.7	--	871.2	4.1	875.3
Year Ended December 31, 2009

					Operating
					Segments	Reconciling	Consolidated
	Deepwater	Midwater	Jackup	Other	Total	Items	Total

Revenues	$ 254.1	$ --	$1,634.8	$ --	$1,888.9	$ --	$1,888.9
Operating expenses Contract drilling (exclusive of depreciation)	108.1	--	599.0	1.9	709.0	--	709.0
Depreciation	22.2	--	162.9	3.1	188.2	1.3	189.5
General and administrative	--	--	--	--	--	64.0	64.0
Operating income (loss)	$ 123.8	$ --	$ 872.9	$ (5.0)	$ 991.7	$(65.3)	$ 926.4
Property and equipment, net	$2,243.3	$ --	$2,200.8	$28.8	$4,472.9	$ 4.4	$4,477.3
Capital expenditures	644.4	--	209.8	.3	854.5	2.7	857.2

Year Ended December 31, 2008

					Operating
					Segments	Reconciling	Consolidated
	Deepwater	Midwater	Jackup	Other	Total	Items	Total

Revenues	$ 84.4	$ --	$2,144.0	$14.2	$2,242.6	$ --	$2,242.6
Operating expenses Contract drilling (exclusive of depreciation)	31.2	--	696.5	8.6	736.3	--	736.3
Depreciation	9.1	--	158.3	3.3	170.7	1.9	172.6
General and administrative	--	--	--	--	--	53.8	53.8
Operating income (loss)	$ 44.1	$ --	$1,289.2	$ 2.3	$1,335.6	$(55.7)	$1,279.9
Property and equipment, net	$1,641.2	$ --	$2,194.0	$32.2	$3,867.4	$ 3.9	$3,871.3
Capital expenditures	657.8	--	103.2	.5	761.5	2.7	764.2

Segment Reporting On Individual Countries Total Revenues Long-Lived Assets

	Revenues			Long-lived Assets
	2010	2009	2008	2010	2009	2008

United States	$ 421.3	$ 263.0	$ 461.4	$1,993.3	$1,806.7	$1,663.6
Australia	225.3	188.7	97.0	194.9	175.0	274.4
United Kingdom	219.0	353.2	478.3	429.2	457.4	309.0
Mexico	179.8	159.5	53.9	259.3	229.3	41.2
Indonesia	56.8	72.3	254.2	134.6	50.2	153.9
Singapore	--	--	--	1,235.6	720.1	550.5
Other countries	594.6	852.2	897.8	803.0	1,038.6	878.7
Total	$1,696.8	$1,888.9	$2,242.6	$5,049.9	$4,477.3	$3,871.3